UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               ---------------------------------

Check here if Amendment [X];      Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Brandes Investment Partners, L.P.
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Address:  11988 El Camino Real, Suite 500
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          San Diego, CA  92130
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Form 13F File Number: 28- 5620
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey A. Busby
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Title:    Chief Executive Officer
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Phone:    (858) 755-0239
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Signature, Place, and Date of Signing:

/s/ Jeffrey A. Busby                San Diego, CA                     02/15/2002
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
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Form 13F Information Table Entry Total:  6
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Form 13F Information Table Value Total: $ 355,867
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                                            (thousands)

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1                 COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
     NAME OF ISSUER               TITLE             CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER     VOTING AUTHORITY
                                   OF                         (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
                                  CLASS
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
ADMINISTRAADORA FONDOS PENSIONE  SPONSORED ADR    00709P108      4,051    4,333        SH     SOLE                4,333
COVEST BANCSHARES INC            COM              223032103     33,084    1,800        SH     SOLE                1,800
Frankfort First Bancorp INC      COM NEW          352128201      4,362      250        SH     SOLE                  250
ING GROUP NV                     SPONSORED ADR    456837103     21,243      844        SH     SOLE                  844
Lockheed Martin Corp             COM              539830109    232,078    4,960        SH     SOLE                4,960
NORTH CENT BANCSHARES INC        COM              658418108     61,049    2,965        SH     SOLE                2,965